STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Summary of Restricted Stock Activity) (Details) (USD $)	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Number of shares:
Balance of unvested restricted stock, beginning of period	1,113,048
Issuance of restricted stock	0
Vested	(767,349)
Balance of unvested restricted stock, end of period	345,699
Weighted Average Grant Date Fair Value:
Balance of unvested restricted stock, beginning of period	$ 0.23
Issuance of restricted stock	$ 0.00
Vested	$ (0.23)
Balance of unvested restricted stock, end of period	$ 0.23
Restricted Stock [Member]
Number of shares:
Balance of unvested restricted stock, beginning of period		345,699
Issuance of restricted stock		19,048
Vested		(55,521)
Balance of unvested restricted stock, end of period		309,226
Weighted Average Grant Date Fair Value:
Balance of unvested restricted stock, beginning of period		$ 0.24
Issuance of restricted stock		$ 1.05
Vested		$ 0.31
Balance of unvested restricted stock, end of period		$ 0.28